Schedule Of Earning Per Shares, Basic And Diluted (Details) (Parenthetical) - Common Class A [Member]	9 Months Ended
Sep. 30, 2022 $ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price per share | $ / shares	$ 10
Number of shares issuable upon conversion | shares	2,045,000